ACCOUNTS PAYABLE - Schedule of accounts payable (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Merchandise purchase payables		¥ 548,427		¥ 1,247,181
Warehouse and logistic fees payables		48,327		70,968
Payable to merchants	[1]	145,205		114,125
Total		¥ 741,959	$ 106,576	¥ 1,432,274

[1]	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.